SHAREHOLDERS' DEFICIT	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' DEFICIT

NOTE 7 - SHAREHOLDERS’ DEFICIT

Preference Shares - The Company is authorized to issue 5,000,000 preference shares with a par value of $0.0001 per share with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of June 30, 2026 and December 31, 2025, there were no preference shares issued or outstanding.

Class A Ordinary Shares - The Company is authorized to issue 500,000,000 TVA III Class A Ordinary Shares with a par value of $0.0001 per share. Holders of TVA III Class A Ordinary Shares are entitled to one vote for each share. As of June 30, 2026 and December 31, 2025, there were no Class A Ordinary Shares issued or outstanding, excluding 22,500,000 TVA III Class A Ordinary Shares subject to possible redemption.

Class B Ordinary Shares - The Company is authorized to issue 50,000,000 TVA III Class B Ordinary Shares with a par value of $0.0001 per share. Holders of TVA III Class B Ordinary Shares are entitled to one vote for each share. On April 24, 2025, 166,667 of the 1,000,000 Founder Shares subject to forfeiture were forfeited as the underwriters did not fully exercise the over-allotment option. Only holders of the TVA III Class B Ordinary Shares have the right to vote on the appointment of directors prior to the Business Combination. Accordingly, as of June 30, 2026 and December 31, 2025, there were 7,500,000 TVA III Class B Ordinary Shares issued and outstanding.

Holders of ordinary shares will vote together as a single class on all matters submitted to a vote of shareholders except as otherwise required by law. In connection with the initial Business Combination, the Company may enter into a shareholders agreement or other arrangements with the shareholders of the target or other investors to provide for voting or other corporate governance arrangements that differ from those in effect upon completion of the Initial Public Offering.

The Founder Shares are designated as TVA III Class B Ordinary Shares and will automatically convert at a ratio of one-for-one into TVA III Class A Ordinary Shares (which such TVA III Class A Ordinary Shares delivered upon conversion will not have redemption rights or be entitled to liquidating distributions from the Trust Account if the Company does not consummate an initial Business Combination) at the time of the initial Business Combination.

NOTE 7 - SHAREHOLDERS’ DEFICIT

Preference Shares - The Company is authorized to issue 5,000,000 preference shares with a par value of $0.0001 per share with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of December 31, 2025 and December 31, 2024, there were no preference shares issued or outstanding.

Class A Ordinary Shares - The Company is authorized to issue 500,000,000 TVA III Class A Ordinary Shares with a par value of $0.0001 per share. Holders of TVA III Class A Ordinary Shares are entitled to one vote for each share. As of December 31, 2025 and December 31, 2024, there were no TVA III Class A Ordinary Shares issued or outstanding, excluding 22,500,000 TVA III Class A Ordinary Shares subject to possible redemption.

Class B Ordinary Shares - The Company is authorized to issue 50,000,000 TVA III Class B Ordinary Shares with a par value of $0.0001 per share. Holders of TVA III Class B Ordinary Shares are entitled to one vote for each share. As of December 31, 2025 and December 31, 2024, there were 7,500,000 and 7,666,667 TVA III Class B Ordinary Shares issued and outstanding, respectively. On April 24, 2025, 166,667 of the 1,000,000 Founder Shares subject to forfeiture were forfeited as the underwriters did not fully exercise the over-allotment option. Only holders of the TVA III Class B Ordinary Shares have the right to vote on the appointment of directors prior to the Business Combination.

Holders of ordinary shares will vote together as a single class on all matters submitted to a vote of shareholders except as otherwise required by law. In connection with the initial Business Combination, the Company may enter into a shareholders agreement or other arrangements with the shareholders of the target or other investors to provide for voting or other corporate governance arrangements that differ from those in effect upon completion of the Initial Public Offering.

The Founder Shares are designated as TVA III Class B Ordinary Shares and will automatically convert at a ratio of one-for-one into TVA III Class A Ordinary Shares (which such TVA III Class A Ordinary Shares delivered upon conversion will not have redemption rights or be entitled to liquidating distributions from the Trust Account if the Company does not consummate an initial Business Combination) at the time of the initial Business Combination.